Summary of significant accounting policies - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment contractType ¥ / $	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 28, 2024 CNY (¥)	Dec. 31, 2023 USD ($) contractType ¥ / $
Summary of significant accounting policies
Accumulated deficit	¥ 6,670,371		¥ 5,730,180			$ 939,502
Current liabilities in excess of current assets	926,738
Net cash used in operating activities	¥ 1,243,406	$ 175,129	461,337	¥ 907,283
Financing Receivable, Term	6 months					6 months
Advertising costs	¥ 17,651		11,800	13,674
Employee social benefits expense	¥ 213,772		197,669	¥ 168,971
Conversion rate for translation of amounts (in RMB/USD) | ¥ / $	7.0999					7.0999
Number of operating segments | segment	1	1
Statutory surplus	¥ 3,240		¥ 3,240
Products
Summary of significant accounting policies
VAT rate	6.00%	6.00%
Services
Summary of significant accounting policies
VAT rate	13.00%	13.00%
Software license revenues
Summary of significant accounting policies
Number of contract types | contractType	2					2
Related Party | Subsequent events
Summary of significant accounting policies
Face amount of debt					¥ 300,000